Sigificant Accounting Policies (Details) - Schedule of source of revenue for the respective fiscal year - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Source Of Revenue For The Respective Fiscal Year Abstract
Sale of advertising service	$ 251,418	$ 180,682	$ 237,756	$ 51,925